Equity - Summary of the Subsidiary with Non Controlling Interests (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 01, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Noncontrolling Interests [Line Items]
Equity		$ 513,458	$ 513,458	$ 564,285	$ 59,073	$ 88,747
Net income for the period			94,104	121,191	61,840
Current assets		479,636	$ 479,636	352,322
Pátria Investimentos Ltda.
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary	100.00%
Pátria Investimentos Ltda. | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary			49.00%
Equity		0	$ 0	0	1,758
Net income for the period			0	(1,285)	(369)
VBI Real Estate Gestão de Carteiras S.A.
Disclosure Of Noncontrolling Interests [Line Items]
Net income for the period		2,294
Current assets		6,647	$ 6,647
VBI Real Estate Gestão de Carteiras S.A. | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary			50.00%
Equity		$ (39,330)	$ (39,330)	0	0
Net income for the period			$ 1,147	$ 0	$ 0